Mar. 31, 2015
Class S Prospectus | Mercer Opportunistic Fixed Income Fund
Mercer Opportunistic Fixed Income Fund

Performance of the Fund

The following bar chart and table give some indication of the risks of investing in the Fund by showing the performance of the Fund’s Class Y-3 shares for one year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class S shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class S shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Class S shares are subject to a 12b-1 fee and an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class S shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2014 was Class Y-3’s first full calendar year of operation)

The Fund’s calendar year-to-date return as of June 30, 2015 was -2.47%.

The Fund’s highest return for a quarter during the period shown above was 3.26%, for the quarter ended June 30, 2014.

The Fund’s lowest return for a quarter during the period shown above was -4.73%, for the quarter ended September 30, 2014.

Average Annual Total Returns
For the Periods Ended December 31, 2014

	1 Year	Life of Fund (Inception August 21, 2013)
Mercer Opportunistic Fixed Income Fund – Class Y-3 Shares
Return Before Taxes	-3.32%	0.71%
Return After Taxes on Distributions	-5.62%	-1.85%
Return After Taxes on Distributions and Sale of Fund Shares	-1.88%	-0.60%
Bank of America Merrill Lynch Global High Yield 2% Constrained Index Unhedged[1] (reflects no deduction for fees, expenses, or taxes)	-0.09%	3.94%
Secondary Index[2]	-2.88%	0.40%

(1)	The Bank of America Merrill Lynch Global High Yield 2% Constrained Index Unhedged contains all securities in The Bank of America Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis.
(2)	The Fund’s secondary benchmark is a blended benchmark consisting of 50% JP Morgan Government Bond Index — Emerging Markets Global Diversified and 50% Bank of America Merrill Lynch Global High Yield 2% Constrained Index Unhedged.